Leases - Summary of Supplemental Consolidated Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating leases right-of-use assets (note)	¥ 55,944		¥ 78,455
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Current portion of lease liabilities	¥ 33,509		¥ 46,426
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Non-current portion of lease liabilities	¥ 22,495	$ 3,168	¥ 33,523
Total operating lease liabilities	¥ 56,004		¥ 79,949
Weighted-average remaining lease term (in years) – operating leases	2 years 2 months 26 days	2 years 2 months 26 days	1 year 10 months 17 days
Weighted-average discount rate – operating leases	5.31%	5.31%	5.40%